RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Due from related parties	$ 1,404	$ 1,427
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	652	645
Financial instrument assets	220	254
Due from related parties	1,413	1,436
Long-term receivables	56	110
Total	$ 2,341	$ 2,445